Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature
Schedule of expenses by nature

		2021
in EUR	2022	Restated*	2020
Raw materials and consumables	162,473,680	129,425,611	105,030,465
Salaries, wages and employee benefits	34,267,193	33,200,439	22,877,775
Consultancy & audit	7,782,271	7,002,594	4,808,864
Advertising, vehicle and travel expense	2,843,971	1,510,759	1,341,142
Warranty	930,788	638,825	124,881
Lease expenses	442,966	630,450	190,673
Purchased services	3,560,031	5,160,291	2,443,355
Taxes, insurance costs, and other dues	3,899,512	4,543,214	1,993,462
Depreciation and amortization	6,890,792	6,101,398	7,043,590
Maintenance	1,670,003	1,679,108	1,704,322
Other	4,288,586	5,102,811	4,357,742
Total	229,049,793	194,995,500	151,916,271

* Certain amounts for 2021 have been restated; see Note 2.4